Offerings	Oct. 22, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	29
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 29,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4.44
Offering Note	Fee per Rule 457(r)
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	3,571
Proposed Maximum Offering Price per Unit	1,000.00
Maximum Aggregate Offering Price	$ 3,571,000.00
Amount of Registration Fee	$ 546.72
Offering Note	Fee per Rule 457(r)